TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail and Class R6 Prospectuses, Summary Prospectuses

and Statement of Additional Information

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Effective on or about December 6, 2021, the following replaces similar disclosure under the heading “Class R6 Availability” in the “ applicable Prospectuses that offer Class R6 shares of the relevant funds:

Class R6 shares of the funds are intended for purchase by participants in certain eligible accounts described below and under the following conditions:

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401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans, IRAs, and certain Transamerica-sponsored asset allocation funds, as well as participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans).

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For applicable plans, Class R6 shares are available only to eligible plans where Class R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

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The plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R6 shares in certain investment products or programs.

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Effective on or about December 6, 2021, the following replaces similar disclosure under the heading “Purchase of Shares” in the “Purchase, Redemption and Pricing of Shares” section of the Statement of Additional Information:

Class R, R1 and R6 shares of the applicable funds are intended for purchase by participants in certain eligible accounts described below and under the following conditions. Class R6 shares of the funds are also intended for purchase by certain Transamerica-sponsored asset allocation funds.

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401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs and, with regard to R6 shares only, certain Transamerica-sponsored asset allocation funds, as well as participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans).

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Class R, R1 and R6 shares are available only to eligible plans where Class R, R1 and R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

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Transamerica Bond

Transamerica Capital Growth

Transamerica Emerging Markets Debt

Transamerica Emerging Markets Opportunities

Transamerica Global Equity

Transamerica High Yield Bond

Transamerica High Yield ESG

Transamerica Inflation Opportunities

Transamerica Intermediate Bond

Transamerica International Equity

Transamerica International Growth

Transamerica International Stock

Transamerica Large Cap Value

Transamerica Large Growth

Transamerica Mid Cap Growth

Transamerica Mid Cap Value Opportunities

Transamerica Multi-Managed Balanced

Transamerica Short-Term Bond

Transamerica Small Cap Growth

Transamerica Small Cap Value

Transamerica Small/Mid Cap Value

Transamerica Sustainable Bond

Transamerica Sustainable Equity Income

Transamerica US Growth

Effective on or about December 6, 2021, the second paragraph of the “Purchase and Sale of Fund Shares” sections of the applicable Prospectuses and Summary Prospectuses that offer Class R6 shares of each of the funds in the list above will be replaced by the following paragraph:

Class R6 shares are intended for purchase by certain Transamerica-sponsored asset allocation funds, as well as participants in certain eligible accounts such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs and participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans). For applicable plans, Class R6 shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible plans where Class R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

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Investors Should Retain this Supplement for Future Reference

September 29, 2021